Borrowings - Schedule of Carrying Amount of the Borrowings (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	RM 4,000,000	$ 949,555	RM 3,692,949
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit			10,000,000
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member]
Line of Credit
Line of Credit	19,580,418	4,648,170	19,502,322
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member] | Capacity [Member]
Line of Credit
Line of Credit			30,000,000
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member]
Line of Credit
Line of Credit	99,926	23,721	436,269
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit			10,200,000
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	6,984,300	1,657,994	6,257,673
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit			14,500,000
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member]
Line of Credit
Line of Credit	492,460	116,904	460,338
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit			500,000
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	2,625,323	623,222	1,363,007
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit			5,000,000
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0% [Member]
Line of Credit
Line of Credit	997,451	236,784	1,005,262	$ 224,614
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit			1,000,000
Sunway SCF Sdn Bhd. – Invoice Factoring [Member]
Line of Credit
Line of Credit	1,925,315	457,049			1,056,440
Sunway SCF Sdn Bhd. – Invoice Factoring [Member] | Capacity [Member]
Line of Credit
Line of Credit
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	821,333	194,976	862,876	192,800	942,456
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit			1,000,000
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member]
Line of Credit
Line of Credit	1,195,506	283,800	1,209,161	$ 270,175
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit			9,700,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member]
Line of Credit
Line of Credit	16,090,572	3,819,720
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit			21,500,000
Borrowing [Member]
Line of Credit
Line of Credit	RM 54,812,604	$ 13,011,895	34,789,857
Borrowing [Member] | Capacity [Member]
Line of Credit
Line of Credit			RM 103,400,000